Investment in Anjo of Skylake, Inc. (Details Textual) (USD $)	6 Months Ended	12 Months Ended	0 Months Ended
	Dec. 31, 2014	Jun. 30, 2014	Jan. 01, 2015	Feb. 27, 2015
Net Investment Income [Line Items]
Date of agreement	Feb. 11, 2003	Apr. 30, 2012
Subsequent Event [Member]
Net Investment Income [Line Items]
Promissory note and Mortgage			$ 149,079
Amount of payment in leiu of mortgage				75,000
Maturity date of promissory note			Jun. 30, 2015
Anjo of Skylake, Inc [Member]
Net Investment Income [Line Items]
Date of agreement	May 27, 2014
Percentage of Interest acquired	100.00%
Assets, net	22,360
Mortgage	743,600
Cash, paid	149,079
Net loss attributable to Oxford City Football Club, Inc.	19,585